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WesMark FundsSM

Family of Funds

COMBINED ANNUAL REPORT

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Small Company Growth Fund

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Growth Fund

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Balanced Fund

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Bond Fund

[Graphic Representation Appears Here--See Appendix]

West Virginia Municipal Bond Fund

DATED JANUARY 31, 2001

WESMARK FUNDS
PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the combined Annual Report for the WesMark Funds. This report covers the 12-month period from February 1, 2000 through January 31, 2001. It gives you a complete picture of each fund’s operation, beginning with each portfolio manager’s overview of the market and fund strategy, followed by a complete list of fund holdings and the financial statements.

WesMark Small Company Growth Fund, the newest and most aggressive member of the WesMark Funds family, began operation on August 8, 2000. This fund is managed to help your money pursue capital appreciation. To pursue that objective, the fund invests in a diversified portfolio of common stocks of small-sized companies with above-average potential for price appreciation. The fund’s management typically selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. During its initial period of operation from August 8, 2000 through January 31, 2000, the fund produced a total return of (3.16%). 1 On the last day of the reporting period, the fund’s net assets reached $25.2 million.

WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns.

During the reporting period, the fund produced a strong total return of 25.41%. 1 Contributing to the total return were a share price increase of $0.01, dividend distributions totaling $0.08 per share and capital gain distributions totaling $3.47 per share. On the last day of the reporting period, the fund’s net assets reached $256.3 million.

WesMark Balanced Fund pursues capital appreciation and income by investing in a diversified portfolio of stocks and bonds. At the end of the reporting period, approximately 69% of the fund’s portfolio was invested primarily in high-quality common and preferred stocks. The rest of the portfolio was invested primarily across U.S. government agency bonds and investment-grade corporate bonds.

During the reporting period, the fund paid monthly income dividends totaling $0.27 per share as well as capital gains totaling $0.76 per share. The net asset value increased from $10.64 to $11.14. Through the income distributions and net asset value increase resulted in a 14.99% total return. 1 At the end of the reporting period, the fund’s total net assets reached $86.2 million.

WesMark Bond Fund is managed to help your money earn a high level of current income by investing in a diversified portfolio of high-quality bonds. At the end of the reporting period, the fund’s $152.2 million portfolio was invested primarily across government agency bonds and investment-grade corporate bonds.

During the reporting period, the fund paid monthly income dividends totaling $0.59 per share while the net asset value increased by $0.63. The income distributions and net asset value increase resulted in a 13.71% total return. 1
WESMARK FUNDS
PRESIDENT’S MESSAGE

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax. 2 To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities.

During the reporting period, the fund paid double tax-free income dividends totaling $0.45 per share. The fund’s net asset value increased from $9.66 to $10.27. Through the distributions and net asset value increase, the fund produced a positive total return of 11.26%. 1 At the end of the reporting period, the fund’s net assets totaled $63.6 million.

Thank you for pursuing your financial goals through the diversification and professional management of the WesMark Funds.

Sincerely,
/s/ Peter J. Germain
Peter J. Germain
President

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period based on offering price, (i.e. less any applicable sales charge) were: WesMark Small Company Growth Fund, (8.57%); WesMark Growth Fund, 19.48%; WesMark Balanced Fund, 9.54%; WesMark Bond Fund, 9.43%; and WesMark West Virginia Municipal Bond Fund, 7.05%.

[2]	Income may be subject to the federal alternative minimum tax.
WESMARK SMALL COMPANY GROWTH FUND
INVESTMENT REVIEW

The Small Company Growth Fund realized total return of (3.16%) 1 , for the year ending January 31, 2001. This compares with a negative return of 4.46% for the Lipper Small Cap Growth Funds Average 2 and a positive 3.69% for the Russell 2000 Index. 3 This very positive outcome was the result of a sharp reduction in technology holdings during the first half of the year. The Fund benefited from a relatively large holding in energy stocks, which, on January 31, 2001 represented 16% of the total market value. Cash equivalents represented 12% of total assets on January 31, 2001.

For the 12 months ending January 31, 2001, the NASDAQ Composite Index 4 declined 29.56%. This was among the worst declines during any 12-month period for this index, which was formed in 1971. Technology and telecommunication stocks were among the sectors with the largest declines. Many start-up companies funded by venture capital during the past three years were able to go public in the year 2000. This rapid increase in the number of companies with publicly traded shares created excessive supply at a time when a slow-down in technology spending began to impact earnings results. These new companies greatly increased competition for most technology segments and created downward earnings expectations across the spectrum of new and established vendors.

The fund held 16.4% in energy related stocks at the end of the year. Energy producers, particularly natural gas producing companies and pipeline companies, benefited from the rapid rise in the price of natural gas. Since most planned investment in electric generating capacity will be fueled by natural gas, we anticipate continued strong growth in demand as well as rising market prices for natural gas. This trend in strong energy prices is also expected to benefit not only oil producers, but also oil service companies.

The fund also began to increase its investments in the financial services sector. At the end of the fiscal year, this sector represented only 4.0%. The trend toward declining interest rates combined with the implementation of the Gramm-Leach-Bliley Act is expected to provide a causative environment for financial services companies.

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

[2]
Lipper averages are an average of the total return of all the mutual funds designated by Lipper Analytical Services as falling into the respective category indicated. They do not reflect sales charges.

[3]
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and investments cannot be made in an index.

[4]	The NASDAQ Composite Index measures all domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, Inc.

WESMARK GROWTH FUND
INVESTMENT REVIEW

The year 2000 was extremely volatile and there existed a great deal of disparity in the rates of return between different market indices and between various indices and their components. For example, during calendar year 2000, the Standard and Poor’s 500 Index (“S&P 500”) 1 had a negative return of 9.11%, the NASDAQ Composite Index 2 had a negative return of 39.29%, and the Russell 2000 Index 3 had a negative return of only 4.2%. While the S&P 500 had a negative return of 9.11%, an unweighted arithmetic average of the component stocks had a positive return of 10.56% during calendar year 2000. The rapid slowdown in the growth rate of the U. S. economy favored sectors that had more stable earnings per share growth. UBS Warburg has estimated that the S&P 500 earnings per share for the year 2000 increased 11.6%. However, in the first quarter of the year, earnings per share growth was 20.3%, while the growth rate had slowed to an estimated 1.6% in the fourth quarter of the year. The outlook for corporate earnings for the year 2001 has diminished significantly within the past three months. As a consequence, management of the fund believes it is extremely important to focus on those sectors of the stock market where the underlying corporate earnings trend is most positive.

The fund’s total return of 25.41% 4 for last year compares very favorably with the S&P 500, which had a negative return of 0.92%, and the Lipper Multi Cap Core Index 5 , which had a return of 2.91%. This positive result was attributable to the overweighted position in the fund in energy, financial services, and consumer non-durable sectors. At year end, energy related stocks comprised 28.4% as compared to 19.8% in the beginning of the year. Financial services related stocks made up 10.7% at the end of the year as compared to 9.9% in the beginning of the year, and consumer stocks represented 15.8% at the end of the year as compared to 3.7% in the beginning of the year. The major focus on energy stocks reflects management’s belief that there has been a fundamental shift in the long-term supply and demand balance for energy. This is particularly noticeable in the natural gas segment. The financial services industry is undergoing dramatic changes as a consequence of the enactment of the Gramm-Leach-Bliley Act by the U. S. Congress in November 1999. Management of the fund believes that this bill signifies a potentially positive shift in the competitive landscape for providing financial services. In addition, the trend toward lower interest rates has been very positive for financial services companies. Consumer non-durable stocks traditionally perform well in an environment of slow economic growth.

These three sectors reported relatively positive earnings results particularly late in the year. They are not as dependent on strong economic growth as many other sectors. Technology and telecommunication stocks were sharply reduced early in the year from 24.7% at the beginning of the year to 14.8% at the end of the

[1]
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

[2]	The NASDAQ Composite Index measures all domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, Inc.

[3]
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

[4]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

[5]	Lipper averages are an average of the total return of all the mutual funds designated by Lipper Analytical Services as falling into the category indicated. They do not reflect sales charges.
WESMARK BALANCED FUND
INVESTMENT REVIEW

year. This portfolio restructuring resulted in relatively high portfolio turnover and significant capital gains distributions. For the year, the portfolio turnover rate was 77% as compared to 71% in the prior year. The WesMark Balanced Fund provided a total return of 14.99% 1 for the twelve months ended January 31, 2001 compared to 6.67% for the Lipper Balanced Funds Average. 2 The fund’s positive performance was impacted by the strength of the bond market and the industry asset allocation within the equity sector. Fund net assets increased to $86.2 million.

During this reporting period, the Federal Reserve Board increased interest rates three times and reduced rates twice. The end result was a 5.75% federal funds target rate on January 31, 2001, one-eighth point lower than on January 31, 2000. There did occur, however, a relatively large shift in the yield curve for U.S. Treasury securities during this twelve-month period. The yield on three-month Treasury Bills declined 70 basis points, five-year Treasury Notes declined 191 basis points and ten-year Treasury Notes declined 155 basis points ending the reporting period at 5.11%. The federal government utilized its rising budget surplus to reduce the amount of debt outstanding creating a “scarcity premium” for U. S. government securities. A trend toward slowing worldwide economic growth resulted in wider corporate debt yield spreads. The portfolio’s fixed income sector reduced its exposure to the mortgage sector and increased its weighting in intermediate term corporate issues to take advantage of the increased yields in this sector.

The equity markets experienced substantial volatility as the year progressed. The Standard & Poor’s 500 Index 3 continued to be influenced by the performance of its larger components. The return for the index for the calendar year 2000 was -9.11%, however, the unweighted arithmetic average indicates a positive return of 10.56%. The rapid slowdown in the growth rate of the U.S. economy favored sectors that demonstrated stability in their earnings growth. Earnings growth rates decelerated as the year progressed resulting in low single digit growth in the fourth calendar quarter of 2000. The outlook for corporate earnings continues to deteriorate resulting in a need to focus the equity sector of the portfolio to those areas where the earnings trends appear to be most positive. These areas currently include energy, financial services and consumer non-durables. The equity sector ended the year representing 67.41% of the portfolio, near the maximum allowed level of 70%.

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

[2]	Lipper averages are an average of the total return of all the mutual funds designated by Lipper Analytical Services as falling into the category indicated. They do not reflect sales charges.

[3]
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

WESMARK BOND FUND
INVESTMENT REVIEW

During the 12 months ending January 31, 2001, the Federal Reserve Board raised interest rates three times and lowered interest rates twice. The net result was that the federal funds target rate was 5.75% at the end of January 2001 compared to 5.875% on January 31, 2000. Despite the fact that there was relatively little change in the overnight federal funds target rate, there occurred a relatively large shift in the yield curve for U. S. Treasury Securities during the same 12-month period. Three-month Treasury Notes declined in yield from 5.69% on January 31, 2000 to 4.99% on January 31, 2001, a decline of 70 basis points. Five-year Treasury Notes declined in yield from 6.68% to 4.77%, a decline of 191 basis points. Ten-year Treasury Notes declined in yield from 6.66% to 5.11%, a decline of 155 basis points. The federal government utilized its rising budget surplus to reduce the amount of outstanding debt. This resulted in somewhat of a “scarcity premium” for U. S. Treasury securities. In addition, slowing economic growth resulted in long-term yields declining proportionately more than short-term yields. As a result of these factors, the yield curve became relatively “flat” and, consequently, long-term securities provided higher total return than short-term securities.

This trend toward slowing worldwide economic growth also resulted in much wider corporate debt yield spreads and, as well, wider yield spreads for mortgage securities. For example, 20-year corporate bonds rated AAA by Standard & Poor’s experienced an increased yield spread of 8 basis points over the 12 months ended January 31, 2001, while corporate bonds rated BAA1 experienced an increase in yield spreads of 59 basis points during the same period. Federal Home Loan Mortgage Generic Gold Mortgage Pools also experienced a rise in the yield spread compared to U. S. Treasury securities. On January 31, 2000, these securities had a positive yield spread of 115 basis points, and on January 31, 2001, the yield spread had increased to 136 basis points.

Total return for the Bond Fund for fiscal year 2000 was 13.71% 1 as compared to the return for the Lehman Brothers Intermediate Government/Credit Index 2 of 13.76% and the Lipper Intermediate Investment Grade Debt Index 3 of 12.93%. The fund began the year with an average duration of 5.7 years and ended the year with an average duration of 5.5 years. 4 This length of duration had a positive impact on the total return as interest rates on longer-term securities declined more than shorter-term securities. Corporate bonds represented 48.5% of the fund at year-end as compared to 39.1% at the beginning of the year. Mortgage Pools represented 8.5% of the fund at year-end and 29.1% of the fund at the beginning of the year. These sectors did not perform as strongly because yield spreads were wider at the end of the year for both Corporate and Mortgage Securities. The fund maintained very high quality with the weighted average credit rating of AA at year end.

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

[2]
Lehman Brothers Intermediate Government/Credit Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

[3]
Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the category indicated. They do not reflect sales charges. This index is unmanaged, and investments cannot be made in an index.

[4]
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
INVESTMENT REVIEW

During the 12 months ended January 31, 2001, the Federal Reserve Board raised interest rates three times and lowered interest rates twice. The net result was that the federal funds target rate was 5.75% at the end of January 2001 and was at 5.875% on January 31, 2000. Despite the fact that there was relatively little change in the overnight federal target funds rate, there occurred a relatively large shift in the yield curve for U. S. Treasury securities during the same 12-month period. Three-month Treasury Notes declined in yield from 5.69% on January 31, 2000 to 4.99% on January 31, 2001, a decline of 70 basis points. Five-year Treasury Notes declined in yield from 6.68% to 4.77%, a decline of 191 basis points. Ten-year Treasury Notes declined in yield from 6.66% to 5.11%, a decline of 155 basis points. In addition, slowing economic growth resulted in long-term yields declining proportionately more than short-term yields. As a result of these factors, the yield curve became relatively “flat” and, consequently, long- term securities provided higher total return than short-term securities. As expected the municipal market took its cue from the Treasury market. The yield on municipal bonds maturing in five years and rated AAA by Standard & Poors dropped from 4.94% on January 31, 2000 to 3.85% on January 31, 2001.

West Virginia’s economy continued to make progress during the past year. The past year saw the state unemployment rate drop from 6% as of December 31, 1999 to 5.5% as of December 31, 2000. West Virginia continued its transformation by adding jobs in service related industries which more than offset the jobs that have been lost in the economically sensitive metals and mining industries. This economic diversification should benefit the state in the event of a continued decline in the national economy. Another factor contributing to the performance of bonds issued by the state and its political subdivisions is the lack of new supply. Since 1998 the level of new issues has continued to decline. In 2000 $468.6 million of new bonds were issued, which represents a decline of 52% when compared to 1998.

The primary investment strategy has been to invest in high quality intermediate term bonds with good call structures. As the year progressed the fund’s duration was increased in order to take full advantage of the decline in interest rates and to reduce exposure to reinvestment risk. 1 This strategy provided a higher level of income and an increase in the unit value.

The fund provided a total return of 11.26% 2 for the fiscal year ended January 31, 2001. The income return for the year was 4.53% and 100% of the income distributed was exempt from federal and state income tax for West Virginia residents. The 30-day taxable equivalent yield for West Virginia residents in the 28% tax bracket was 5.50%. As of January 31, 2001, the 30-day SEC yield 3 was 3.81%. As of January 31, 2001, we continued to focus on high quality bonds with 66% of the fund invested in bonds rated AAA. 4

[1]
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

[2]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

[3]
The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is then compounded and annualized.

[4]	These ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

WESMARK SMALL COMPANY GROWTH FUND

Growth of $10,000 invested in WesMark Small Company Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Small Company Growth Fund** (the “Fund”) from December 31, 1993 (start of performance) to January 31, 2001, compared to the Russell 2000 Index (“Russell 2000”)*** and the Lipper Small Cap Growth Funds Average (“LSCGFA”).***

[GRAPHIC REPRESENTATION OMITTED -- SEE APPENDIX]

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2001††

1 Year	8.57%
5 Years	20.97%
Start of Performance (12/31/93)†	20.23%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 minus $475 sales charge = $9,525), which became effective August 8, 2000. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

**
WesMark Small Company Growth Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 12/31/93 to 8/8/2000, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

***
The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

†
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††  Total returns reflect all applicable sales charges.

WESMARK GROWTH FUND

Growth of $10,000 invested in WesMark Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the “Fund”) from April 14, 1997 (start of performance) to January 31, 2001, compared to the Standard and Poor’s 500 Index (“S&P 500”),** Lipper Growth Funds Average (“LGFA”)*** and Lipper Multi Cap Core Index (“LMCCI”).***

[GRAPHIC REPRESENTATION OMITTED -- SEE APPENDIX]

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2001†

1 Year	19.48%
Start of Performance (4/14/97)	24.10%
Start of Performance (4/14/97) (cumulative)	127.17%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 minus $475 sales charge = $9,525), which became effective October 1, 1999. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, LGFA and LMCCI have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund’s Adviser has elected to change the secondary index from the LGFA to the LMCCI because it is more representative of the securities in which the Fund invests.

†	Total returns quoted reflect all applicable sales charges.

WESMARK BALANCED FUND

Growth of $10,000 invested in WesMark Balanced Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Balanced Fund (the “Fund”)** from January 31, 1991 to January 31, 2001, compared to the Standard and Poor’s 500 Index (“S&P 500”),*** the Lehman Brothers Government Credit Total Index (“LBGCT”)*** and the Lipper Balanced Funds Average (“LBFA”).†

[GRAPHIC REPRESENTATION OMITTED -- SEE APPENDIX]

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2001††

1 Year	9.54%
5 Years	11.71%
10 Years	11.97%
Start of Performance (10/31/61)††	10.94%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 minus $475 sales charge = $9,525), which became effective October 1, 1999. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, the LBFA and the LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

**
WesMark Balanced Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/91 to 4/20/98, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

***
The S&P 500 and LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged.

†
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††	Total returns quoted reflect all applicable sales charges.

WESMARK BOND FUND

Growth of $10,000 invested in WesMark Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Bond Fund (the “Fund”) from April 20, 1998 (start of performance) to January 31, 2001, compared to the Lehman Brothers Intermediate Government/Credit Index (“LBIGCI”),** the Lipper Intermediate Government Funds Average (“LIGFA”)*** and the Lipper Intermediate Investment Grade Debt Funds Average (“LIIGA”).***

[GRAPHIC REPRESENTATION OMITTED -- SEE APPENDIX]

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2001†

1 Year	9.43%
Start of Performance (4/20/98)	4.06%
Start of Performance (4/20/98) (cumulative)	11.73%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 minus $375 sales charge = $9,625), which became effective October 1, 1999. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LIGFA and the LBIGCI have been adjusted to reflect reinvestment of dividends on securities in the index and averages.

**
LBIGCI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund’s Adviser has elected to change the secondary index from the LIGFA to the LIIGA because it is more representative of the securities in which the Fund invests.

†	Total returns quoted reflect all applicable sales charges.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Growth of $10,000 invested in WesMark West Virginia Municipal Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the “Fund”)** from January 1, 1991 (start of performance) to January 31, 2001, compared to the Lehman Brothers 5 Year G.O. Bond Index (“LB5GO”)*** and Lipper Intermediate Municipal Debt Funds Average (“LIMDFA”).†

[GRAPHIC REPRESENTATION OMITTED -- SEE APPENDIX]

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2001††

1 Year	7.05%
5 Years	3.89%
10 Years	4.81%
Start of Performance (12/31/90)**	4.87%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 minus $375 sales charge = $9,625), which became effective October 1, 1999. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

**
WesMark West Virginia Municipal Bond Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 12/31/90 to 4/14/1997, when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

***	The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

†
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††	Total returns reflect all applicable sales charges.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2001

Shares		Value

COMMON STOCKS—87.1%
	APPLICATIONS SOFTWARE—3.0%
25,000	(a)Peregrine Systems, Inc.	$ 765,625

	BROADCASTING—RADIO—0.5%
4,000	(a)Sirius Satellite Radio, Inc.	126,500

	BUSINESS SOFTWARE & SERVICES—3.9%
4,000	(a)Descartes Systems Group, Inc.	113,375
15,000	(a)EXE Technologies, Inc.	201,563
10,000	(a)Informatica Corp.	308,750
25,000	(a)SignalSoft Corp.	345,313

	TOTAL	969,001

	DAIRY PRODUCTS—1.8%
10,000	(a)Suiza Foods Corp.	459,600

	DIVERSIFIED ELECTRONICS—3.0%
5,000	(a)Electro Scientific Industries, Inc.	177,500
25,000	(a)KEMET Corp.	575,000

	TOTAL	752,500

	DIVERSIFIED MANUFACTURING—2.4%
15,000	Carlisle Cos., Inc.	603,000

	DRUG MANUFACTURERS—1.3%
5,000	(a)Vertex Pharmaceuticals, Inc.	336,562

	E-COMMERCE—2.8%
10,000	(a)Expedia, Inc., Class A	178,750
20,000	(a)PurchasePro.com, Inc.	523,750

	TOTAL	702,500

	ELECTRONIC COMPONENTS—MISC.—1.5%
15,000	(a)Gentex Corp.	371,250

	HEALTH TECHNOLOGY—0.1%
600	(a)Specialty Laboratories, Inc.	17,970

	INTERNET SOFTWARE & SERVICES—6.4%
15,000	(a)CheckFree Corp.	829,688
10,000	(a)E.piphany, Inc.	391,250
10,000	(a)FreeMarkets, Inc.	234,375
WESMARK SMALL COMPANY GROWTH FUND

Shares		Value
COMMON STOCKS—(Continued)
	INTERNET SOFTWARE & SERVICES—(Continued)

15,000	(a)RealNetworks, Inc.	$ 152,813

	TOTAL	1,608,126

	INVESTMENT BROKERAGE—2.0%
5,000	(a)BlackRock, Inc.	199,600
10,000	Jefferies Group, Inc.	302,500

	TOTAL	502,100

	MEDICAL INSTRUMENTS & SUPPLIES—0.9%
10,000	(a)ABIOMED, Inc.	225,625

	MULTIMEDIA—2.6%
35,000	Belo Corp., Series A	660,450

	OIL & GAS EQUIPMENT & SERVICES—4.4%
50,000	(a)Newpark Resources, Inc.	356,500
30,000	(a)Pride International, Inc.	738,000

	TOTAL	1,094,500

	OIL COMPANIES—EXPLORATION & PRODUCTION—12.0%
30,000	Cabot Oil & Gas Corp., Class A	840,600
70,000	Cross Timbers Oil Co.	1,449,000
10,000	Devon Energy Corp.	548,000
2,000	(a)Spinnaker Exploration Co.	79,800
2,000	(a)Stone Energy Corp.	108,620

	TOTAL	3,026,020

	REGIONAL BANKS—1.2%
10,000	Banknorth Group, Inc.	198,125
3,000	Hancock Holding Co.	111,563

	TOTAL	309,688

	SAVINGS & LOANS—0.8%
10,000	First Financial Holdings, Inc.	210,000

	SECURITY SOFTWARE & SERVICES—2.1%
30,000	(a)Entrust Technologies, Inc.	530,625

WESMARK SMALL COMPANY GROWTH FUND

Shares		Value
COMMON STOCKS—(Continued)

	SEMICONDUCTOR EQUIPMENT & MATERIALS—19.3%
25,000	(a)Asyst Technologies, Inc.	$ 446,875
30,000	(a)Credence Systems Corp.	753,750
12,000	(a)DuPont Photomasks, Inc.	919,500
12,000	(a)Lam Research Corp.	317,250
40,000	(a)MKS Instruments, Inc.	940,000
20,000	(a)Photronics, Inc.	702,500
25,000	(a)Ultratech Stepper, Inc.	785,937

	TOTAL	4,865,812

	SEMICONDUCTOR—INTEGRATED CIRCUITS—6.2%
25,000	(a)Cypress Semiconductor Corp.	683,250
20,000	(a)Genesis Microchip, Inc.	368,750
7,000	(a)Vitesse Semiconductor Corp.	497,437

	TOTAL	1,549,437

	SPECIALTY CHEMICALS—1.9%
15,000	Cabot Corp.	483,750

	TELECOMMUNICATIONS EQUIPMENT—3.7%
12,000	(a)ANTEC Corp.	167,250
17,000	(a)Airnet Communications Corp.	132,812
10,000	(a)Gilat Satellite Networks Ltd.	393,750
12,000	(a)MRV Communications, Inc.	235,500

	TOTAL	929,312

	TELECOMMUNICATIONS SERVICES—2.1%
7,000	(a)Allegiance Telecom, Inc.	232,750
7,000	(a)Leap Wireless International, Inc.	294,875

	TOTAL	527,625

	TELECOMMUNICATIONS—CELLULAR—1.2%
7,000	(a)Triton PCS Holdings, Inc., Class A	300,125

TOTAL COMMON STOCKS (identified cost $18,380,230)		21,927,703

WESMARK SMALL COMPANY GROWTH FUND

Principal Amount or Shares		Value

(b)COMMERCIAL PAPER—6.7%
	FINANCE—AUTOMOTIVE—3.9%
$1,000,000	Ford Motor Credit Corp., 5.50%, 3/19/01	$ 992,972

	FINANCE—COMMERCIAL—2.8%
700,000	Three Rivers Funding Corp., 6.53%, 2/2/01	699,873

TOTAL COMMERCIAL PAPER (at amortized cost)		1,692,845

GOVERNMENT AGENCIES—4.0%
	FEDERAL HOME LOAN MORTGAGE CORP.—4.0%
1,000,000	Federal Home Loan Mortgage Corp., 6.239%, 2/27/2001 (at amortized cost)	995,970

MUTUAL FUND—4.8%
1,215,923	Federated U.S. Treasury Cash Reserves Fund (at net asset value)	1,215,923

TOTAL INVESTMENTS (identified cost $22,284,968)(c)		$25,832,441

(a)	Non-income producing security.

(b)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c)
The cost of investments for federal tax purposes amounts to $22,284,968. The net unrealized appreciation of investments on a federal tax basis amounts to $3,547,473 which is comprised of $5,118,735 appreciation and $1,571,262 depreciation at January 31, 2001.

Note:  The categories of investments are shown as a percentage of net assets ($25,161,731) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2001

Shares		Value

COMMON STOCKS—92.7%
	ASSET MANAGEMENT—1.5%
85,000	Franklin Resources, Inc.	$ 3,974,600

	BANKS—MAJOR REGIONAL—4.0%
200,000	Wells Fargo Co.	10,302,000

	BEVERAGES—ALCOHOL—4.2%
250,000	Anheuser-Busch Cos., Inc.	10,840,000

	BEVERAGES—SOFT—2.3%
135,000	PepsiCo, Inc.	5,949,450

	BIOMEDICAL—3.1%
115,000	(a)Amgen, Inc.	8,085,938

	COMPUTERS—MINI—1.8%
150,000	(a)Sun Microsystems, Inc.	4,584,375

	CONGLOMERATES—2.6%
60,000	Minnesota Mining & Manufacturing Co.	6,639,000

	DIVERSIFIED OPERATIONS—1.1%
60,000	General Electric Co.	2,760,000

	DRUGS & HEALTH CARE—5.5%
25,000	(a)Medimmune, Inc.	993,750
130,000	Merck & Co., Inc.	10,683,400
50,000	Pfizer, Inc.	2,257,500

	TOTAL	13,934,650

	ELECTRONIC COMPONENTS—SEMICONDUCTOR—0.3%
20,000	Texas Instruments, Inc.	876,000

	ELECTRONIC SYSTEMS—1.4%
130,003	General Motors Corp., Class H	3,637,484

	FOOD—MAJOR DIVERSIFIED—1.5%
250,000	Archer-Daniels-Midland Co.	3,732,500

	INDEPENDENT OIL & GAS—1.0%
40,000	El Paso Energy Corp.	2,516,000

	INSURANCE PROPERTY & CASUALTY—0.5%
50,000	SAFECO Corp.	1,250,000

	INSURANCE—LIFE/HEALTH—3.7%
125,000	American General Corp.	9,512,500

WESMARK GROWTH FUND

Shares		Value

COMMON STOCKS—(Continued)
	INTERNET INFORMATION PROVIDERS—4.1%
200,000	(a)AOL Time Warner, Inc.	$ 10,512,000

	LONG DISTANCE CARRIERS—0.4%
50,000	(a)WorldCom, Inc.	1,078,125

	OIL & GAS DRILLING—2.9%
67,500	(a)Nabors Industries, Inc.	3,983,175
75,000	Transocean Sedco Forex, Inc.	3,408,750

	TOTAL	7,391,925

	OIL & GAS EQUIPMENT & SERVICES—2.5%
165,000	Williams Cos., Inc. (The)	6,456,450

	OIL COMPONENTS—EXPLORATION & PRODUCTION—10.5%
375,000	Burlington Resources, Inc.	15,862,500
250,000	EOG Resources, Inc.	10,935,000

	TOTAL	26,797,500

	OIL FIELD—MACHINERY & EQUIPMENT—3.6%
165,000	Baker Hughes, Inc.	6,822,750
30,000	Schlumberger Ltd.	2,304,000

	TOTAL	9,126,750

	OIL—INTEGRATED—7.9%
200,000	BP Amoco PLC, ADR	10,300,000
170,000	Phillips Petroleum Co.	9,967,100

	TOTAL	20,267,100

	PERSONAL COMPUTERS—0.8%
80,000	(a)Dell Computer Corp.	2,090,000

	PRINTED CIRCUIT BOARDS—2.2%
150,000	(a)Jabil Circuit, Inc.	5,775,000

	PROTECTION—SAFETY—4.8%
200,000	Tyco International Ltd.	12,320,000

	PUBLISHING—NEWSPAPERS—3.3%
210,000	Tribune Co.	8,465,100

WESMARK GROWTH FUND

Shares		Value

COMMON STOCKS—(Continued)
	REGIONAL—NORTHEAST BANKS—0.9%
100,000	North Fork Bancorp, Inc.	$ 2,448,000

	RESTAURANTS—1.1%
100,000	McDonald’s Corp.	2,935,000

	RETAIL—BUILDING PRODUCTS—2.0%
95,000	Lowe’s Cos., Inc.	5,077,750

	RETAIL DISCOUNT—2.8%
125,000	Wal-Mart Stores, Inc.	7,100,000

	RETAIL—FOOD—1.9%
200,000	(a)Kroger Co., Inc.	4,910,000

	SEMICONDUCTOR—BROAD LINE—0.4%
25,000	Intel Corp.	925,000

	SEMICONDUCTOR EQUIPMENT & MATERIALS—1.0%
50,000	(a)Applied Materials, Inc.	2,515,625

	TELECOMMUNICATION SERVICES—1.9%
80,000	SBC Communications, Inc.	3,868,000
30,000	(a)Sprint Corp. (PCS Group)	915,000

	TOTAL	4,783,000

	TELECOMMUNICATIONS EQUIPMENT—2.8%
85,000	Lucent Technologies, Inc.	1,581,000
50,000	Nokia Oyj, Class A ADR	1,717,500
60,000	(a)Tellabs, Inc.	3,888,750

	TOTAL	7,187,250

	TRANSPORTATION—RAIL—0.4%
30,000	Burlington Northern Santa Fe	918,300

TOTAL COMMON STOCKS (identified cost $191,708,992)		237,674,372

WESMARK GROWTH FUND

Principal Amount or Shares		Value

(b)COMMERCIAL PAPER—2.0%
	FINANCE—COMMERCIAL—2.0%
$5,000,000	Three Rivers Funding Corp., 6.53%, 2/2/2001 (at amortized cost)	$ 4,999,094

GOVERNMENT AGENCIES—4.1%
	FEDERAL FARM CREDIT BANK—1.9%
5,000,000	Federal Farm Credit System, Discount Note, 2/16/2001	4,987,104

	FEDERAL HOME LOAN MORTGAGE CORP.—2.2%
1,600,000	Federal Home Loan Mortgage Corp., Discount Note, 2/1/2001	1,600,000
4,000,000	Federal Home Loan Mortgage Corp., Discount Note, 2/6/2001	3,996,833

	TOTAL	5,596,833

TOTAL GOVERNMENT AGENCIES (at amortized cost)		10,583,937

MUTUAL FUND—2.6%
6,687,474	Federated U.S. Treasury Cash Reserves Fund (at net asset value)	6,687,474

TOTAL INVESTMENTS (identified cost $213,979,497)(c)		$259,944,877

(a)	Non-income producing security.

(b)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c)
The cost of investments for federal tax purposes amounts to $213,979,497. The net unrealized appreciation of investments on a federal tax basis amounts to $45,965,380 which is comprised of $48,581,844 appreciation and $2,616,464 depreciation at January 31, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($256,281,954) at January 31, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
January 31, 2001

Shares		Value
COMMON STOCKS—67.4%
	ASSET MANAGEMENT—1.1%
20,000	Franklin Resources, Inc.	$ 935,200

	BANKS—MAJOR REGIONAL—1.2%
20,000	Wells Fargo Co.	1,030,200

	BEVERAGES—ALCOHOL—1.5%
30,000	Anheuser-Busch Cos., Inc	1,300,800

	BEVERAGES—SOFT—2.1%
40,000	PepsiCo, Inc.	1,762,800

	BIOMEDICAL—2.5%
30,000	(a)Amgen, Inc.	2,109,375

	COMPUTERS—MINI—0.7%
20,000	(a)Sun Microsystems, Inc.	611,250

	CONGLOMERATES—1.9%
15,000	Minnesota Mining & Manufacturing Co.	1,659,750

	DIVERSIFIED OPERATIONS—4.3%
80,000	General Electric Co.	3,680,000

	DRUGS & HEALTH CARE—3.9%
32,500	Merck & Co., Inc.	2,670,850
15,000	Pfizer, Inc.	677,250

	TOTAL	3,348,100

	ELECTRONIC COMPONENTS—SEMICONDUCTOR—1.5%
30,000	Texas Instruments, Inc.	1,314,000

	ELECTRONIC SYSTEMS—0.8%
25,000	General Motors Corp., Class H	699,500

	FOOD—MAJOR DIVERSIFIED—1.3%
75,000	Archer-Daniels-Midland Co.	1,119,750

	INSURANCE—LIFE/HEALTH—2.2%
25,000	American General Corp.	1,902,500

	INTERNET INFORMATION PROVIDERS—2.5%
40,500	(a)AOL Time Warner, Inc.	2,128,680

	OIL & GAS EQUIPMENT & SERVICES—3.6%
80,000	Williams Cos., Inc. (The)	3,130,400

WESMARK BALANCED FUND

Shares		Value
COMMON STOCKS—(Continued)
	OIL & GAS—PIPELINES—0.7%
10,000	El Paso Energy Corp.	$ 629,000

	OIL COMPONENTS—EXPLORATION & PRODUCTION—4.2%
60,000	Burlington Resources, Inc.	2,538,000
25,000	EOG Resources, Inc.	1,093,500

	TOTAL	3,631,500

	OIL FIELD SERVICES—1.7%
30,000	Tidewater, Inc.	1,435,500

	OIL FIELD—MACHINERY & EQUIPMENT—1.3%
28,000	Baker Hughes, Inc.	1,157,800

	OIL—INTEGRATED—7.9%
53,120	BP Amoco PLC, ADR	2,735,680
70,000	Phillips Petroleum Co.	4,104,100

	TOTAL	6,839,780

	PRINTED CIRCUIT BOARDS—1.3%
30,000	(a)Jabil Circuit, Inc.	1,155,000

	PROTECTION—SAFETY—2.1%
30,000	Tyco International Ltd.	1,848,000

	PUBLISHING—NEWSPAPERS—1.9%
40,000	Tribune Co.	1,612,400

	REGIONAL—NORTHEAST BANKS—0.9%
30,000	North Fork Bancorp, Inc.	734,400

	RESTAURANTS—1.0%
30,000	McDonald’s Corp.	880,500

	RETAIL—BUILDING PRODUCTS—0.6%
10,000	Lowe’s Cos., Inc.	534,500

	RETAIL DISCOUNT—1.3%
20,000	Wal-Mart Stores, Inc.	1,136,000

	RETAIL—FOOD—1.7%
60,000	(a)Kroger Co., Inc.	1,473,000

	SEMICONDUCTOR EQUIPMENT & MATERIALS—1.1%
18,000	(a)Applied Materials, Inc.	905,625

WESMARK BALANCED FUND

Shares or Principal Amount		Value
COMMON STOCKS—(Continued)
	TELECOMMUNICATION SERVICES—4.9%
30,000	SBC Communications, Inc.	$ 1,450,500
25,000	(a)Sprint Corp. (PCS Group)	762,500
36,600	Verizon Communications, Inc.	2,011,170

	TOTAL	4,224,170

	TELECOMMUNICATIONS EQUIPMENT—2.4%
40,000	Nokia Oyj, Class A, ADR	1,374,000
10,000	(a)Tellabs, Inc.	648,125

	TOTAL	2,022,125

	UTILITY—ELECTRIC POWER—1.3%
31,332	Duke Energy Corp.	1,145,811

TOTAL COMMON STOCKS (identified cost $43,361,015)		58,097,416

PREFERRED STOCKS—1.7%
	FINANCE—1.2%
15,000	Merrill Lynch Preferred Capital Trust III	369,450
25,000	Merrill Lynch Preferred Capital Trust IV	623,750

	TOTAL	993,200

	TELECOMMUNICATIONS—CELLULAR—0.5%
20,000	Motorola Capital Trust, Pfd.	466,000

TOTAL PREFERRED STOCKS (identified cost $1,487,500)		1,459,200

CORPORATE BONDS—19.5%
	AUTOMOBILE—1.1%
$1,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	955,171

	BANKING—1.2%
1,000,000	Bank of America Corp., Sub. Note, 7.20%, 4/15/2006	1,034,646

	FINANCE—3.0%
1,000,000	Merrill Lynch & Co., Inc., Note, 7.25%, 4/4/2002	1,022,277
500,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	481,667
1,000,000	Washington Mutual, Inc., Sub. Note, 8.25%, 4/1/2010	1,077,333

	TOTAL	2,581,277

WESMARK BALANCED FUND

Principal Amount		Value
CORPORATE BONDS—(Continued)
	FINANCE—AUTOMOTIVE—1.2%
$1,000,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	$ 1,037,022

	OIL COMP—EXPLORATION & PRODUCTION—1.7%
1,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	1,498,894

	OIL—INTEGRATED—5.3%
1,000,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,217,249
1,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,005,479
2,000,000	Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	2,342,818

	TOTAL	4,565,546

	PAPER & FOREST PRODUCTS—3.8%
2,000,000	Federal Paper Board Co., Inc., Deb., 8.875%, 7/1/2012	2,228,592
1,000,000	Weyerhaeuser Co., Deb., 7.50%, 3/1/2013	1,021,451

	TOTAL	3,250,043

	PROTECTION—SAFETY—1.1%
1,000,000	Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	975,457

	RETAIL—FOOD—0.6%
500,000	Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	545,214

	TELECOMMUNICATIONS EQUIPMENT—0.5%
500,000	Lucent Technologies, Inc., Note, 5.50%, 11/15/2008	425,672

TOTAL CORPORATE BONDS (identified cost $16,296,774)		16,868,942

GOVERNMENT AGENCIES—7.8%
	FEDERAL HOME LOAN MORTGAGE CORPORATION—4.9%
4,201,587	6.50%, 9/1/2018	4,233,264

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.9%
1,000,000	6.85%, 9/12/2005	1,000,151
1,500,000	6.92%, 12/3/2012	1,513,150

	TOTAL	2,513,301

TOTAL GOVERNMENT AGENCIES (identified cost $6,653,001)		6,746,565

WESMARK BALANCED FUND

Principal Amount or Shares		Value
(b)COMMERCIAL PAPER—1.2%
$1,000,000	General Electric Capital Corp., 5.49%, 2/15/2001 (at amortized cost)	$ 997,865

MUTUAL FUND—4.4%
3,776,596	Federated U.S. Treasury Cash Reserves Fund (at net asset value)	3,776,596

TOTAL INVESTMENTS (identified cost $72,572,751)(c)		$87,946,584

(a)	Non-income producing security.

(b)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c)
The cost of investments for federal tax purposes amounts to $72,572,751. The net unrealized appreciation of investments on a federal tax basis amounts to $15,373,833 which is comprised of $15,952,352 appreciation and $578,519 depreciation at January 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($86,204,622) at January 31, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements
WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2001

Principal Amount		Value
CORPORATE BONDS—48.5%
	AUTO MANUFACTURERS—MAJOR—0.8%
$1,000,000	General Motors Corp., Note, 9.45%, 11/1/2011	$ 1,172,335

	AUTOMOTIVE—2.5%
3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	2,865,513
1,000,000	Goodyear Tire & Rubber Co., Note, 6.625%, 12/1/2006	922,133

	TOTAL	3,787,646

	BANKING—4.8%
1,000,000	Bank of America Corp., Sr. Note, 5.875%, 2/15/2009	945,768
2,000,000	Bank of America Corp., Sub. Note, 9.375%, 9/15/2009	2,302,888
2,000,000	NationsBank Corp., Sub. Note, 7.80%, 9/15/2016	2,070,086
2,000,000	Wells Fargo Co., Sub. Note, 6.25%, 4/15/2008	1,967,930

	TOTAL	7,286,672

	BASIC MATERIALS—0.7%
1,000,000	Worthington Industries, Inc., Note, 7.125%, 5/15/2006	1,030,239

	COMPUTER SERVICES—1.3%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	976,171
1,000,000	First Data Corp., Note, MTN, Series D, 6.375%, 12/15/2007	1,008,360

	TOTAL	1,984,531

	COMPUTERS—MAINFRAME—2.2%
3,000,000	International Business Machines Corp., Deb., 7.50%, 6/15/2013	3,305,172

	COMPUTERS—MINI—2.7%
4,000,000	Sun Microsystems, Inc., Sr. Note, 7.65%, 8/15/2009	4,191,580

	ENERGY—1.3%
1,000,000	Carolina Power & Light Co., Sr. Note, 7.50%, 4/1/2005	1,046,129
1,000,000	Columbia Energy Group, Note, 7.32%, 11/28/2010	999,106

	TOTAL	2,045,235

	FINANCE—3.1%
1,000,000	Donaldson, Lufkin and Jenrette Securities Corp., MTN, 6.90%, 10/1/2007	1,017,754
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	761,575
2,000,000	National City Corp., Sub. Note, 6.875%, 5/15/2019	1,921,564
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	963,333

	TOTAL	4,664,226

WESMARK BOND FUND

Principal Amount		Value
CORPORATE BONDS—(Continued)
	FINANCE—AUTOMOTIVE—2.9%
$3,000,000	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	$ 2,788,869
1,500,000	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,586,410

	TOTAL	4,375,279

	FINANCIAL SERVICES—2.0%
1,000,000	Duke Capital, Sr. Note, 6.75%, 7/15/2018	949,151
2,000,000	Household Finance Corp., Note, 8.00%, 7/15/2010	2,169,184

	TOTAL	3,118,335

	INSTRUMENTS—CONTROL—0.7%
1,000,000	Honeywell International, Inc., Note, 7.00%, 3/15/2007	1,047,777

	INSURANCE—2.7%
2,000,000	Allstate Corp., Deb., 7.50%, 6/15/2013	2,114,398
2,000,000	Progressive Corp., OH, Note, 7.00%, 10/1/2013	1,950,764

	TOTAL	4,065,162

	METALS & MINING—0.6%
1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	909,237

	OIL—1.1%
1,400,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,704,149

	OIL—INTEGRATED—3.8%
2,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	2,010,958
630,000	Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	737,988
3,000,000	Phillips Petroleum Co., Note, 6.375%, 3/30/2009	2,978,028

	TOTAL	5,726,974

	OIL COMPONENTS—EXPLORATION & PRODUCTION—3.8%
1,000,000	Burlington Resources, Inc., Deb., 7.375%, 3/1/2029	1,038,088
1,050,000	Burlington Resources, Inc., Deb., 8.20%, 3/15/2025	1,188,899
3,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	3,497,421

	TOTAL	5,724,408

	OIL REFINING & MARKETING—1.0%
500,000	Union Oil of California, Deb., 9.125%, 2/15/2006	557,774
1,000,000	Union Oil of California, Company Guarantee, MTN, Series C, 6.70%, 10/15/2007	1,019,964

	TOTAL	1,577,738

WESMARK BOND FUND

Principal Amount		Value
CORPORATE BONDS—(Continued)
	PHARMACEUTICALS—1.3%
$2,000,000	Lilly (Eli) & Co., Note, 6.57%, 1/1/2016	$ 2,038,416

	PROTECTION—SAFETY—1.9%
3,000,000	Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	2,926,371

	RETAIL—FOOD—3.2%
3,000,000	Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	3,271,284
1,500,000	Kroger Co., Inc., Sr. Note, 8.15%, 7/15/2006	1,623,550

	TOTAL	4,894,834

	RETAIL—MAJOR DEPARTMENT STORES—1.6%
500,000	Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016	314,728
1,000,000	Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	766,205
1,500,000	Sears Roebuck Acceptance Corp., Note, 6.875%, 10/15/2017	1,372,617

	TOTAL	2,453,550

	TELECOMMUNICATIONS EQUIPMENT—0.6%
1,000,000	Lucent Technologies, Inc., Note, 5.50%, 11/15/2008	851,343

	UTILITY—TELEPHONE—1.9%
2,000,000	Alltel Corp., Deb., 7.00%, 3/15/2016	1,957,450
1,000,000	GTE Northwest, Inc., Deb., 6.30%, 6/1/2010	984,161

	TOTAL	2,941,611

TOTAL CORPORATE BONDS (identified cost $71,671,556)		73,822,820

GOVERNMENT AGENCIES—44.1%
	FEDERAL FARM CREDIT BANK—5.3%
5,000,000	6.46%, 4/2/2008	4,977,970
3,000,000	7.95%, 1/22/2010	3,133,686

	TOTAL	8,111,656

	FEDERAL HOME LOAN BANK—8.5%
6,335,000	5.83%, 9/30/2013	6,020,252

WESMARK BOND FUND

Principal Amount or Shares		Value
GOVERNMENT AGENCIES—(Continued)
	FEDERAL HOME LOAN BANK—(Continued)
$3,000,000	6.50%, 9/9/2008	$ 2,985,453
1,000,000	6.75%, 8/27/2013	979,556
3,000,000	6.865%, 10/23/2007	3,000,213

	TOTAL	12,985,474

	FEDERAL HOME LOAN MORTGAGE CORPORATION—22.3%
6,000,000	Discount Note, 3/13/2001	5,965,000
7,082,099	6.00%, 4/1/2013—10/1/2013	7,059,938
5,924,156	6.50%, 3/1/2013—5/1/2013	5,978,012
2,000,000	6.625%, 3/12/2008	2,000,192
5,000,000	6.635%, 4/6/2009	4,979,095
4,000,000	6.69%, 4/23/2008	4,003,200
4,000,000	6.846%, 10/10/2007	4,005,352

	TOTAL	33,990,789

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—5.3%
2,000,000	6.59%, 5/21/2008	1,996,402
3,000,000	6.70%, 5/28/2008	3,002,571
3,000,000	6.92%, 12/3/2012	3,026,301

	TOTAL	8,025,274

	TENNESSEE VALLEY AUTHORITY—2.7%
4,000,000	Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	4,012,612

TOTAL GOVERNMENT AGENCIES (identified cost $66,866,389)		67,125,805

PREFERRED STOCKS—1.9%
	FINANCE—1.6%
50,000	Merrill Lynch Preferred Capital Trust III	1,231,500
25,000	Merrill Lynch Preferred Capital Trust IV	623,750
20,500	Reliastar Financing I	509,425

	TOTAL	2,364,675

	TELECOMMUNICATIONS—CELLULAR—0.3%
20,000	Motorola Capital Trust	466,000

TOTAL PREFERRED STOCKS (identified cost $2,876,538)		2,830,675

WESMARK BOND FUND

Shares		Value
MUTUAL FUND—4.3%
6,578,445	Federated Prime Obligations Fund (at net asset value)	$ 6,578,445

TOTAL INVESTMENTS (identified cost $147,992,928)(a)		$150,357,745

(a)
The cost of investments for federal tax purposes amounts to $147,992,928. The net unrealized appreciation of investments on a federal tax basis amounts to $2,364,817 which is comprised of $3,602,183 appreciation and $1,237,366 depreciation at January 31, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($152,227,291) at January 31, 2001.

The following acronym is used throughout this portfolio:

MTN—Medium Term Note

See Notes which are an integral part of the Financial Statements
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2001

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—98.4%
	WEST VIRGINIA—98.4%
$ 400,000	Beckley, WV, Sewage System, Refunding Revenue Bonds, Series A, 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$ 412,244
100,000	Brooke County, WV, Board of Education, GO UT Refunding Bonds, 8.75% (AMBAC INS), 8/1/2001	AAA	102,596
500,000	Cabell County, WV, Board of Education, GO UT, 4.60% (Original Issue Yield: 4.70%), 5/1/2003	A+	508,160
500,000	Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	549,285
210,000	Cabell, Putnam & Wayne Counties, WV, Single Family Residence Mortgage Revenue Bonds, 7.375% (FGIC INS), 4/1/2010	AAA	242,752
355,000	Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	356,867
160,000	Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	166,154
340,000	Charles Town, WV, Waterworks and Sewer Systems, Refunding Revenue Bonds, 5.00%, 10/1/2012	AA	343,352
315,000	Charleston, WV, Building Commission, Parking Facility Refunding Revenue Bonds, 0.00% (Original Issue Yield: 6.90%), 12/1/2016	NR	123,241
1,555,000	Charleston, WV, Building Commission, Parking Facility Refunding Revenue Bonds, 0.00% (Original Issue Yield: 7.00%), 12/1/2017	NR	571,462
125,000	Charleston, WV, Building Commission, Revenue Bonds, 5.60% (Public Safety Center)/(Original Issue Yield: 5.60%), 6/1/2019	NR	117,625
235,000	Charleston, WV, Building Commission, Revenue Bonds, 5.85% (Center for Arts and Sciences Project)/(Original Issue Yield: 5.85%), 6/1/2019	NR	226,293
865,000	Charleston, WV, Building Commission, Subordinate Bonds, 6.00% (Charleston Town Center Parking), 12/1/2010	NR	914,902
500,000	Charleston, WV, Civic Center Revenue, Improvement Bonds, 6.25%, 12/1/2015	NR	512,555
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 355,000	Charleston, WV, GO UT, 7.20%, 10/1/2003	A1	$ 385,189
1,240,000	Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,478,613
1,000,000	Charleston, WV, Urban Renewal Authority, Public Improvement Revenue Bonds, 5.25% (FSA INS), 12/15/2018	AAA	1,018,510
1,200,000	Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	1,206,216
795,000	Fairmont, WV, Waterworks, Series 1999, 5.25% (AMBAC INS)/(Original Issue Yield: 4.848%), 7/1/2015	Aaa	820,368
500,000	Fairmont, WV, Waterworks, Series 1999, 5.25% (AMBAC INS)/(Original Issue Yield: 4.95%), 7/1/2017	Aaa	510,040
2,235,000	Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	2,213,678
950,000	Gilmer County, WV, County Commission, Commercial Development Revenue Bonds, 6.00%, (Glenville State College Housing Project), 10/1/2017	NR	954,655
500,000	Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	558,675
680,000	Harrison County, WV, Building Commission, Healthcare, Maplewood Retirement Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	679,952
420,000	Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	519,028
750,000	Kanawha County, WV, Commercial Development, Refunding Revenue Bonds, 6.50% (May Department Stores Co.), 6/1/2003	A+	784,350
730,000	Kanawha County, WV, PCR Bonds, 6.00% (FMC Corp.)/(Original Issue Yield: 5.999%), 12/1/2007	BBB-	731,861
2,025,000	(a)Kanawha County, WV, PCR Bonds, 7.35% (Union Carbide Corp.), 8/1/2004	Baa2	2,159,622
285,000	Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Limited Partnership Project), 12/1/2009	NR	360,043

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 60,000	Marshall County, WV, Special Obligation Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	$ 65,401
570,000	Mason County, WV, PCR Bonds, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	583,520
1,275,000	Mason County, WV, PCR Bonds, Series I, 6.85% (Appalachian Power Co.)/(Original Issue Yield: 6.89%), 6/1/2022	BBB+	1,308,991
100,000	Monongalia County, WV, PCR Bonds, 5.95% (Monongahela Power Co.)/(Original Issue Yield: 5.95%), 4/1/2013	AAA	103,555
80,000	Monongalia County, WV, PCR Bonds, 5.95% (Potomac Edison Co.)/(Original Issue Yield: 5.949%), 4/1/2013	A	82,966
150,000	Monongalia County, WV, PCR Bonds, 5.95% (West Penn Power Co.)/(Original Issue Yield: 5.949%), 4/1/2013	A+	155,332
1,000,000	Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	A+	1,011,070
350,000	Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	358,361
900,000	Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (Original Issue Yield: 5.375%), 6/1/2018	A+	889,254
785,000	Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	785,228
750,000	Pleasants County, WV, PCR Refunding Bonds, 4.50%, 3/1/2003	A	754,253
150,000	Pleasants County, WV, PCR Refunding Bonds, Series C, 6.15% (Potomac Edison Co.), 5/1/2015	AAA	157,496
830,000	Pleasants County, WV, PCR Refunding Bonds, 6.15% (West Penn Power Co.)/(AMBAC INS), 5/1/2015	AAA	889,992
1,000,000	Putnam County, WV, PCR Bonds, 6.60%, 7/1/2019	BBB+	1,018,470
535,000	Putnam County, WV, PCR Bonds, Series D, 5.45% (AMBAC INS)/(Original Issue Yield: 5.47%), 6/1/2019	AAA	543,105
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 340,000	Raleigh County, WV, Board of Education, GO UT, 4.00% (Original Issue Yield: 3.85%), 5/1/2003	AA-	$ 341,867
865,000	Raleigh County, WV, Building Commission, Public Improvements, 5.00%, 10/1/2012	Ap	890,889
1,795,000	Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,065,560
2,015,000	Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	2,063,944
1,000,000	South Charleston, WV, PCR Refunding Bonds, 7.625% (Union Carbide Corp.), 8/1/2005	A	1,099,740
1,000,000	South Charleston, WV, Refunding Revenue Bonds, 5.10% (Union Carbide Corp.), 1/1/2012	BBB	980,300
500,000	South Charleston, WV, Revenue Bonds, 5.50% (Herbert J. Thomas Hospital)/(MBIA INS), 10/1/2009	AAA	509,060
175,000	Weirton, WV, Municipal Hospital Building, Refunding Revenue Bonds, 5.75% (Weirton Medical Center, Inc.)/(AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003	AAA	177,783
275,000	West Virginia Housing Development Fund, Refunding Revenue Bonds, 6.70%, 5/1/2009	AAA	287,227
430,000	West Virginia Housing Development Fund, Refunding Revenue Bonds, Series A, 5.50%, 11/1/2011	AAA	444,427
530,000	West Virginia Housing Development Fund, Series A, 5.55%, 11/1/2014	AAA	549,430
500,000	West Virginia Housing Development Fund, Series A, 5.65% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/1/2021	AAA	505,950
735,000	West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	769,479
750,000	West Virginia School Building Authority, Refunding Revenue Bonds, 5.25%, 7/1/2021	AAA	753,503
2,000,000	West Virginia School Building Authority, Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003	AAA	2,084,940
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 100,000	West Virginia School Building Authority, Revenue Bonds, 6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004	AAA	$ 109,202
300,000	West Virginia School Building Authority, Revenue Bonds, 6.80% (MBIA INS)/(Original Issue Yield: 6.85%), 7/1/2001	AAA	304,041
360,000	West Virginia State, GO UT, Series D, 5.00% (FGIC INS)/(Original Issue Yield: 5.57%), 11/1/2021	AAA	347,357
1,000,000	West Virginia State, GO UT, Highway Improvement Bonds, 5.25%, 6/1/2010	AAA	1,067,040
2,000,000	West Virginia State, GO UT, Water Utility & Sewer Improvements, 0.00% (Original Issue Yield: 4.98%)/(FGIC INS), 11/1/2010	AAA	1,288,000
2,000,000	West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	2,058,880
240,000	West Virginia State Building Commission Lease, Series B, 4.60% (West Virginia Jail and Correctional Facility)/(AMBAC INS)/(Original Issue Yield: 4.65%), 7/1/2010	AAA	242,734
150,000	West Virginia State Building Commission Lease, Series B, 5.375% (AMBAC INS)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	157,014
1,000,000	West Virgina State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.85%), 4/1/2003	AAA	1,040,780
200,000	West Virginia State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.95%), 4/1/2004	AAA	211,240
880,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue Yield: 5.00%), 6/1/2015	AAA	855,879
1,000,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (West Virginia University Hospital, Inc.)/(MBIA INS)/ (Original Issue Yield: 5.55%), 6/1/2016	AAA	998,870
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 100,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	$ 105,268
700,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 4.90% (West Virginia University Hospital, Inc.)/ (MBIA INS)/(Original Issue Yield: 5.00%), 6/1/2004	AAA	720,699
1,750,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,852,795
200,000	West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 5.60% (Cabell Huntington Hospital)/ (AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005	AAA	210,938
100,000	West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 6.00% (Charleston Area Medical Center)/(Original Issue Yield: 6.10%), 9/1/2007	A2	104,401
1,000,000	West Virginia State Housing Development Fund, Series A, 5.05%, 11/1/2014	AAA	1,022,900
1,200,000	West Virginia State Housing Development Fund, Series C, 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,244,388
1,000,000	West Virginia State Housing Development Fund, Refunding Revenue Bonds, Series A, 5.10%, 11/1/2015	AAA	1,007,980
55,000	West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	57,683
490,000	West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	508,600
400,000	West Virginia University, Refunding Revenue Bonds, Series A, 4.85% (Dormitory Project)/(AMBAC INS)/(Original Issue Yield: 4.95%), 5/1/2010	AAA	414,384
500,000	West Virginia University, Refunding Revenue Bonds, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	500,695
100,000	West Virginia University, Revenue Bonds, 5.50%, (Marshall University Library)/(AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	106,293
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount or Shares		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$1,000,000	West Virginia University, Revenue Bonds, Series B, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	$ 1,009,510
500,000	West Virginia Water Development Authority, Series A, 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	520,225
985,000	West Virginia Water Development Authority, Series A, 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,008,640
135,000	West Virginia Water Development Authority, Refunding Revenue Bonds, Loan Program II, 5.00% (Original Issue Yield: 6.02%), 11/1/2018	AAA	133,736
425,000	Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	467,135
155,000	Wheeling, WV, GO UT, 7.50%, 6/1/2003	NR	166,298
500,000	Wheeling, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	521,110
300,000	Wheeling, WV, Waterworks & Sewer Systems, Series C, Revenue Bonds, 6.60% (FGIC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)	Baa1	311,973
135,000	Wood County, WV, Building Commission, Refunding Revenue Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	144,734

TOTAL LONG-TERM MUNICIPALS (identified cost $60,870,965)			62,580,803

MUTUAL FUND—0.6%
382,666	Federated Tax-Free Obligations Fund (at net asset value)		382,666

TOTAL INVESTMENTS (identified cost $61,253,631)(b)			$62,963,469

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a)
Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 2001, these securities amounted to $2,159,622 which represents 3.4% of net assets.

(b)
The cost of investments for federal tax purposes amounts to $61,254,209. The net unrealized appreciation of investments on a federal tax basis amounts to $1,709,260 which is comprised of $1,887,603 appreciation and $178,343 depreciation at January 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($63,625,172) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GO—General Obligation
INS—Insured
MBIA—Municipal Bond Insurance Association
PCR—Pollution Control Revenue
PRF—Prerefunded
UT—Unlimited Tax

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2001

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund		WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value	$25,832,441		$259,944,877		$87,946,584		$150,357,745	$62,963,469
Cash	15,373		182,859		56,402		86,789	23,360
Income receivable	5,095		138,044		461,816		2,343,965	807,193
Receivable for investments sold	—		2,509,116		—		—	—
Receivable for shares sold	102,000		268,751		62,000		101,073	90,000
Deferred organizational costs	—		1,248		—		—	1,373

Total assets	25,954,909		263,044,895		88,526,802		152,889,572	63,885,395

Liabilities:
Payable for investments purchased	754,393		6,549,257		2,192,402		—	—
Payable for shares redeemed	—		1,210		41,375		—	—
Income distribution payable	—		—		—		539,511	204,739
Accrued expenses	38,785		212,474		88,403		122,770	55,484

Total liabilities	793,178		6,762,941		2,322,180		662,281	260,223

Net Assets Consist of:
Paid in capital	20,955,325		199,341,648		69,039,338		151,737,121	62,128,759
Net unrealized appreciation of investments	3,547,473		45,965,380		15,373,833		2,364,817	1,709,838
Accumulated net realized gain (loss) on investments	658,417		10,873,284		1,791,352		(1,915,947)	(213,617)
Undistributed net investment income	516		101,642		99		41,300	192

Total Net Assets	$25,161,731		$256,281,954		$86,204,622		$152,227,291	$63,625,172

Shares Outstanding:	2,675,402		16,974,245		7,738,503		15,464,802	6,196,738

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 9.40		$ 15.10		$ 11.14		$ 9.84	$ 10.27

Offering Price Per Share(a)	$ 9.87	(b)	$ 15.85	(b)	$ 11.70	(b)	$ 10.22 (c)	$ 10.67 (c)

Redemption Proceeds Per Share	$ 9.40		$ 15.10		$ 11.14		$ 9.84	$ 10.27

Investments, at identified cost	$22,284,968		$213,979,497		$72,572,751		$147,992,928	$61,253,631

(a)	See “What Do Shares Cost?” in the Prospectus.

(b)	Computation of offering price per share 100/95.25 of net asset value.

(c)	Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF OPERATIONS
Year Ended January 31, 2001

	WesMark Small Company Growth Fund (a)	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends	$ 18,325	$ 2,354,609 (b)	$ 1,015,367 (c)	$ 207,425	$ —
Interest	105,508	1,146,410	1,768,350	9,279,700	3,269,852

Total income	123,833	3,501,019	2,783,717	9,487,125	3,269,852

Expenses:
Investment adviser fee	71,085	1,690,609	614,610	808,977	373,185
Administrative personnel and services fee	36,270	306,580	111,523	183,455	84,693
Custodian fees	4,021	32,938	15,655	19,918	13,340
Transfer and dividend disbursing agent fees and expenses	12,931	35,664	27,671	38,523	39,898
Directors’/Trustees’ fees	1,471	4,073	3,689	4,371	2,723
Auditing fees	13,500	13,500	13,500	13,500	13,500
Legal fees	979	4,801	4,889	4,927	4,973
Portfolio accounting fees	15,085	55,851	45,995	49,776	55,576
Share registration costs	21,120	27,504	18,214	24,609	15,362
Printing and postage	6,858	33,960	28,216	24,251	26,204
Insurance premiums	979	1,115	799	1,003	745
Miscellaneous	3,394	12,822	10,024	7,852	8,869

Total expenses	187,693	2,219,417	894,785	1,181,162	639,068

Waivers—
Waiver of investment adviser fee	(2,641)	(32,399)	(88,128)	(77,894)	(186,592)
Waiver of administrative personnel and services fee	(23,543)	—	—	—	—

Total waivers	(26,184)	(32,399)	(88,128)	(77,894)	(186,592)

Net expenses	161,509	2,187,018	806,657	1,103,268	452,476

Net investment income (net operating loss)	(37,676)	1,314,001	1,977,060	8,383,857	2,817,376

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,190,899	35,849,586	4,321,664	(1,205,183)	(213,038)
Net change in unrealized appreciation (depreciation) of investments	(1,614,489)	10,784,670	4,875,252	10,691,878	4,099,508

Net realized and unrealized gain (loss) on investments	(423,590)	46,634,256	9,196,916	9,486,695	3,886,470

Change in net assets resulting from operations	$ (461,266)	$47,948,257	$11,173,976	$17,870,552	$6,703,846

(a)	Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(b)	Net of foreign taxes withheld of $21,733.

(c)	Net of foreign taxes withheld of $7,470.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund	WesMark Growth Fund		WesMark Balanced Fund
	Period Ended January 31, 2001 (a)	Year Ended January 31, 2001	Year Ended January 31, 2000	Year Ended January 31, 2001	Year Ended January 31, 2000
Increase (Decrease) in Net Assets:
Operations—
Net investment income (net operating loss)	$ (37,676)	$ 1,314,001	$ 169,196	$ 1,977,060	$ 1,681,690
Net realized gain on investments	1,190,899	35,849,586	38,142,956	4,321,664	3,851,990
Net change in unrealized appreciation (depreciation) of investments	(1,614,489)	10,784,670	5,108,617	4,875,252	2,992,458

Change in net assets resulting from operations	(461,266)	47,948,257	43,420,769	11,173,976	8,526,138

Distributions to Shareholders—
Distributions from net investment income	—	(1,307,341)	(89,403)	(1,976,961)	(1,660,374)
Distributions from net realized gain on investments	(494,290)	(48,497,082)	(18,287,743)	(5,651,960)	(1,633,127)

Change in net assets from distributions to shareholders	(494,290)	(49,804,423)	(18,377,146)	(7,628,921)	(3,293,501)

Share Transactions—
Proceeds from sale of shares	8,222,753	58,861,789	25,917,293	12,897,227	13,683,589
Proceeds from shares issued in connection with the tax-free transfer of assets of a Common Trust Fund	17,719,574	—	—	—	—
Net asset value of shares issued to shareholders in payment of distributions declared	311,982	25,775,852	7,551,961	1,746,729	384,158
Cost of shares redeemed	(137,022)	(9,803,998)	(10,286,075)	(5,844,946)	(6,326,453)

Change in net assets from share transactions	26,117,287	74,833,643	23,183,179	8,799,010	7,741,294

Change in net assets	25,161,731	72,977,477	48,226,802	12,344,065	12,973,931
Net Assets:
Beginning of period	—	183,304,477	135,077,675	73,860,557	60,886,626

End of period	25,161,731	256,281,954	183,304,477	86,204,622	73,860,557

Undistributed net investment income included in net assets at end of period	$ 516	$ 101,642	$ 94,982	$ 99	$ —

(a)	Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS—Continued

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Year Ended January 31, 2001	Year Ended January 31, 2000	Year Ended January 31, 2001	Year Ended January 31, 2000
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 8,383,857	$ 7,064,904	$ 2,817,376	$ 2,890,504
Net realized gain (loss) on investments	(1,205,183)	(710,764)	(213,038)	203,160
Net change in unrealized appreciation (depreciation) of investments	10,691,878	(10,581,038)	4,099,508	(4,996,680)

Change in net assets resulting from operations	17,870,552	(4,226,898)	6,703,846	(1,903,016)

Distributions to Shareholders—
Distributions from net investment income	(8,435,858)	(6,971,603)	(2,817,376)	(2,890,681)
Distributions from net realized gain on investments	—	(70,876)	(19,978)	(188,017)

Change in net assets from distributions to shareholders	(8,435,858)	(7,042,479)	(2,837,354)	(3,078,698)

Share Transactions—
Proceeds from sale of shares	24,878,926	26,937,178	4,643,791	10,177,556
Net asset value of shares issued to shareholders in payment of distributions declared	2,118,850	1,664,577	232,169	221,710
Cost of shares redeemed	(9,328,579)	(9,854,641)	(9,174,063)	(8,794,434)

Change in net assets from share transactions	17,669,197	18,747,114	(4,298,103)	1,604,832

Change in net assets	27,103,891	7,477,737	(431,611)	(3,376,882)
Net Assets:
Beginning of period	125,123,400	117,645,663	64,056,783	67,433,665

End of period	152,227,291	125,123,400	63,625,172	64,056,783

Undistributed net investment income included in net assets at end of period	$ 41,300	$ 93,301	$ 192	$ —

See Notes which are an integral part of the Financial Statements

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WESMARK FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments		Total Distributions
WesMark Small Company Growth Fund
2001(c)	$10.00	(0.01)	(0.36)	(0.37)	—	(0.23)		(0.23)

WesMark Growth Fund
1998(e)	$10.00	0.09	1.71	1.80	(0.08)	(0.57)		(0.65)
1999	$11.15	0.06	2.38	2.44	(0.06)	(0.79)		(0.85)
2000	$12.74	0.01	3.95	3.96	(0.01)	(1.60)		(1.61)
2001	$15.09	0.08	3.48	3.56	(0.08)	(3.47)		(3.55)

WesMark Balanced Fund
1999(g)	$10.00	0.24	0.30	0.54	(0.24)	(0.49)		(0.73)
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)		(0.49)
2001	$10.64	0.27	1.26	1.53	(0.27)	(0.76)		(1.03)

WesMark Bond Fund
1999(g)	$10.00	0.43	0.13	0.56	(0.43)	(0.02)		(0.45)
2000	$10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)		(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	—		(0.59)

WesMark West Virginia Municipal Bond Fund
1998(e)	$10.00	0.35	0.31	0.66	(0.35)	(0.01)		(0.36)
1999	$10.30	0.43	0.12	0.55	(0.43)	(0.01)		(0.44)
2000	$10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)		(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	(0.00	)(h)	(0.45)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

(c)	Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d)	Computed on an annualized basis.

(e)	Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(f)	Amount represents less than 0.01%.

(g)	Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(h)	Amount represents less than $0.01.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Net Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16%)	1.70	%(d)	(0.40	%)(d)	0.28	%(d)	$ 25,162	27%

WesMark Growth Fund
$11.15	18.24%	1.14	%(d)	0.99	%(d)	0.00	%(d)(f)	$114,142	58%
$12.74	22.58%	1.04%		0.50%		0.01%		$135,078	58%
$15.09	31.22%	0.95%		0.10%		0.01%		$183,304	71%
$15.10	25.41%	0.97%		0.58%		0.01%		$256,282	77%
WesMark Balanced Fund
$ 9.81	5.50%	1.15	%(d)	3.03	%(d)	0.09	%(d)	$ 60,887	57%
$10.64	13.52%	0.90%		2.38%		0.15%		$ 73,864	44%
$11.14	14.99%	0.98%		2.41%		0.11%		$ 86,205	48%

WesMark Bond Fund
$10.11	5.70%	0.90	%(d)	5.47	%(d)	0.07	%(d)	$117,646	39%
$ 9.21	(3.41%)	0.72%		5.85%		0.10%		$125,123	26%
$ 9.84	13.71%	0.82%		6.22%		0.06%		$152,227	25%

WesMark West Virginia Municipal Bond Fund
$10.30	6.64%	0.74	%(d)	4.26	%(d)	0.30	%(d)	$ 66,381	6%
$10.41	5.46%	0.74%		4.20%		0.29%		$ 67,434	17%
$ 9.66	(2.77%)	0.65%		4.37%		0.30%		$ 64,057	30%
$10.27	11.26%	0.73%		4.53%		0.30%		$ 63,625	29%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS
January 31, 2001

(1)  Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Bond Fund (“Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On August 8, 2000, the Small Company Growth Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation(1)	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,771,957	$17,719,574	$5,161,962	—	$17,719,574	$17,719,574
(1)	Unrealized Appreciation is included in the Common Trust Fund Net Assets Received amount shown above.
WESMARK FUNDS

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuation—U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (“AICPA”) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds do not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Fund Name	Accumulated Net Realized Loss	Undistributed Net Investment Income
Small Company Growth Fund	$(38,192)	$38,192
West Virginia Municipal Bond Fund	(192)	192

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

        Federal Taxes—It is each Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

WESMARK FUNDS

Withholding taxes on foreign interest and dividends have been provided for in accordance with applicable country’s rules and rates.

At January 31, 2001, the Funds, for federal tax purposes had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gain on investments, if any to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	Capital Loss Carryforward to Expire in 2008	Capital Loss Carryforward to Expire in 2009	Total Capital Loss Carryforwards
Bond Fund	$710,764	$749,595	$1,460,359
West Virginia Municipal Bond Fund	—	$178,206	$ 178,206

Additionally, net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on February 1, 2001, the first day of the Funds’ next fiscal year.

Fund Name	Post October Losses
Bond Fund	$455,588
West Virginia Municipal Bond Fund	$ 34,832

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when- issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund’s pricing committee.

WESMARK FUNDS

Additional information on the restricted security held by West Virginia Municipal Bond Fund at January 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Kanawha County, WV, PCR, 7.35%	3/5/1996	$2,309,987

        Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

        Other—Investment transactions are accounted for on a trade date basis.

(3)  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Small Company Growth Fund
Period Ended January 31, 2001(a)
Shares sold	877,899
Shares issued in connection with the tax-free transfer of assets of a Common Trust Fund	1,771,957
Shares issued to shareholders in payment of distributions declared	40,308
Shares redeemed	(14,762)

Net change resulting from share transactions	2,675,402

	Growth Fund		Balanced Fund
	Year Ended January 31,		Year Ended January 31,
	2001	2000	2001	2000
Shares sold	3,689,339	1,762,726	1,159,895	1,296,249
Shares issued to shareholders in payment of distributions declared	1,743,931	495,984	161,075	35,955
Shares redeemed	(604,300)	(717,443)	(526,492)	(596,275)

Net change resulting from share transactions	4,828,970	1,541,267	794,478	735,929

(a)	Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.
WESMARK FUNDS

	Bond Fund		West Virginia Municipal Bond Fund
	Year Ended January 31,		Year Ended January 31,
	2001	2000	2001	2000
Shares sold	2,643,571	2,802,070	468,856	1,015,142
Shares issued to shareholders in payment of distributions declared	225,243	173,886	23,364	22,197
Shares redeemed	(996,299)	(1,023,579)	(929,985)	(879,799)

Net change resulting from share transactions	1,872,515	1,952,377	(437,765)	157,540

(4)  Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—WesBanco Trust and Investment Services, the Funds’ investment adviser (the “Adviser” or “WesBanco”), receives for its services an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%

Growth Fund	0.75%

Balanced Fund	0.75%

Bond Fund	0.60%

West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

        Administrative Fee—Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio.

        Distribution (12b-1) Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds’ shares, annually, to compensate Edgewood Services, Inc. For the year ended January 31, 2001, the Funds did not incur fees under the Plan.

WESMARK FUNDS

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with WesBanco, the Funds will pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended January 31, 2001, the Funds did not incur a shareholder services fee.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—WesBanco is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of- pocket expenses.

        Organizational Expense—Organizational expenses of $5,607 for Growth Fund and $6,169 for West Virginia Municipal Bond Fund were borne initially by the Adviser. The Funds have agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date.

        Interfund Transactions—During the year ended January 31, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 11,845,569	$ 10,629,646

Growth Fund	179,663,518	173,900,903

Balanced Fund	39,584,983	38,611,191

Bond Fund	39,792,537	36,016,511

West Virginia Municipal Bond Fund	16,033,200	16,670,944

WESMARK FUNDS

        Other Affiliated Parties and Transactions—Pursuant to an exemptive order issued by the SEC, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds’ distributor. As of January 31, 2001, each Fund owned the following percentages of the affiliated funds’ outstanding shares:

Fund Name	Affiliated Fund Name	% of Outstanding Shares
Small Company Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.04%

Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.23%

Balanced Fund	Federated U.S. Treasury Cash Reserves Fund	0.13%

Bond Fund	Federated Prime Obligations Fund	0.04%

West Virginia Municipal Bond Fund	Federated Tax-Free Obligations Fund	0.01%

        General—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5)  Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions) and conversion securities for Small Company Growth Fund, for the year ended January 31, 2001, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 12,412,589	$ 4,780,927

Growth Fund	190,899,676	159,950,683

Balanced Fund	41,864,570	37,638,005

Bond Fund	41,459,119	32,161,295

West Virginia Municipal Bond Fund	17,573,728	21,152,910

Purchases and sales of long-term U.S. government securities, for the year ended January 31, 2001, were as follows:

Fund Name	Purchases	Sales
Balanced Fund	$ 2,925,150	$ 5,424,944

Bond Fund	16,359,429	23,571,289

WESMARK FUNDS

(6)  Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2001, 51.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.2% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(7)  Federal Income Tax Information (unaudited)

The Funds hereby designate the following distributions as capital gain dividends for the fiscal year ended January 31, 2001:

Fund
Small Company Growth Fund	$ 494,290

Growth Fund	42,672,637

Balanced Fund	4,611,673

West Virginia Municipal Bond Fund	19,978

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholders of
WESMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WesMark Funds (the “Trust”) (comprising the following portfolios: WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Bond Fund, and WesMark West Virginia Municipal Bond Fund) as of January 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting WesMark Funds as of January 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated years and periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 9, 2001
TRUSTEES	OFFICERS

John F. Donahue
Thomas C. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

John F. Donahue
Chairman
Peter J. Germain
President
Richard J. Thomas
Treasurer
J. Christopher Donahue
Executive Vice President
John W. McGonigle
Executive Vice President and Secretary
Richard B. Fisher
Vice President
Beth S. Broderick
Vice President and Assistant Treasurer
Geoffrey N. Taylor
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic Representation Appears Here--See Appendix]

[Graphic Representation Appears Here--See Appendix]

WesMark FundsSM

Family of Funds

COMBINED ANNUAL REPORT

[Graphic Representation Appears Here--See Appendix]

WesBanco

Trust and Investment Services

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025303
Cusip 951025402
Cusip 951025204
Cusip 951025105
Cusip 951025501

Edgewood Services, Inc., Distributor

G02160-05 (3/01)

                                    APPENDIX

1.  WESMARK SMALL COMPANY GROWTH FUND:

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark Small Company Growth Fund is represented by a solid line, whereas the Russell 2000 Index is represented by a broken line and Lipper Small Cap Growth Funds Average is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the WesMark Small Company
Growth Fund, Russell 2000 Index and the Lipper Small Cap Growth Funds Average
for the period from December 31, 1993 (start of performance) to January 31,
2001. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the
WesMark Small Company Growth Fund as compared to the Russell 2000 Index and the
Lipper Small Cap Growth Funds Average; the ending values are $28,912, $24,922, and $38,047, respectively.

2.  WESMARK GROWTH FUND

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark Growth Fund is represented by a solid line, whereas the Standard & Poor's 500 Index is represented by a broken line, the Lipper Growth Funds Average is represented by a dashed line and the Lipper
Multi Cap Core Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Wesmark Growth Fund, Standard & Poor's 500 Index, Lipper
Growth Funds Average and the Lipper Multi Cap Core Index for the period from
April 14, 1997 (start of performance) to January 31, 2001. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the WesMark Growth Fund as compared to the Standard & Poor's 500 Index, Lipper Growth Funds Average and the Lipper
Multi Cap Core Index; the ending values are $23,852, $20,570, $19,180 and
$18,857, respectively. Beneath the list of components that correspond to the line graph is the following total return data for the WesMark Growth Fund:
cumulative total return for the period from April 13, 1997 (start of performance) to January 31, 2001 is 127.17%.

3.  WESMARK BALANCED FUND

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark Balanced Fund is represented by a solid line, whereas the Standard & Poor's 500 Index is represented by a broken line, the Lehman Brothers Government Credit Total Index is represented by a dashed line and the Lipper Balanced Funds Average is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Wesmark Balanced Fund, Standard &
Poor's 500 Index, Lehman Brothers Government Credit Total Index and the Lipper
Balanced Funds Average for the period from January 31, 1991 to January 31, 2001.
The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the
WesMark Balanced Fund as compared to the Lehman Brothers Government Credit Total
Index and the Lipper Balanced Funds Average; the ending values are $32,482,
$39,438, $31,053 and $21,713, respectively.

4.  WESMARK BOND FUND

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark Bond Fund is represented by a solid line, whereas the Lehman Brothers Intermediate Government /Credit Index is
represented by a broken line, the Lipper Intermediate Government Funds Average is represented by a dashed line and the Lipper Intermediate Investment Grade
Debt Funds Average is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Wesmark Bond Fund, Lehman Brothers Intermediate Government
/Credit Index, Lipper Intermediate Government Funds Average and the Lipper
Intermediate Investment Grade Debt Funds Average for the period from April 28,
1998 (start of performance) to January 31, 2001. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the WesMark Bond Fund as compared to the Lehman
Brothers Intermediate Government /Credit Index, the Lipper Intermediate
Government Funds Average and the Lipper Intermediate Investment Grade Debt Funds
Average; the ending values are $11,609, $11,649, $11,658, and $12,366, respectively. Beneath the list of components that correspond to the line graph is the following total return data for the WesMark Bond Fund: cumulative total return for the period from April 20, 1998 (start of performance) to January 31,
2001 is 11.73%.

5.  WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark West Virginia Municipal Bond Fund is
represented by a solid line, whereas the Lehman Brothers 5 Year G.O. Bond Index is represented by a broken line and Lipper Intermediate Municipal Debt Funds average is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Wesmark West Virginia Municipal Bond Fund, Lehman Brothers 5
Year G.O. bond Index and the Lipper Intermediate Municipal Debt Funds Average
for the period from January 31, 1991 to January 31, 2001. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the WesMark West Virginia Municipal
Bond Fund as compared to the Lehman Brothers 5 Year G.O. Bond Fund and the
Lipper Intermediate Municipal Debt Funds Average; the ending values are $16,627,
$18,311 and $15,860, respectively.